Equity Method Investment (Details) - Nukkleus Inc.[Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2023
Equity Method Investment (Details) [Line Items]
Equity method investment amount	$ 0
Loss on investment	689,255
Digiclear’s net loss	523,885
Equity method investment	4,310,745
Investment value	0
Investment amount	$ 0		$ 0
Ownership [Member]
Equity Method Investment (Details) [Line Items]
Ownership, percentage	50.00%		50.00%
Other Unrelated Party [Member]
Equity Method Investment (Details) [Line Items]
Ownership, percentage	50.00%		50.00%
Digiclear Ltd [Member]
Equity Method Investment (Details) [Line Items]
Digiclear’s net loss	$ 165,370